Quarterly Holdings Report
for
Fidelity® U.S. Low Volatility Equity Fund
July 31, 2024
USL-NPRT1-0924
1.9896231.104
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	12,051	231,982
Verizon Communications, Inc.	5,961	241,540
		473,522
Entertainment - 2.0%
IMAX Corp. (a)(b)	14,526	306,499
Liberty Media Corp. Liberty Formula One Class C	2,100	169,827
The Walt Disney Co.	1,916	179,510
		655,836
Interactive Media & Services - 0.3%
Pinterest, Inc. Class A (a)	3,300	105,435
Media - 0.3%
Comcast Corp. Class A	2,246	92,692
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc.	2,082	379,507
TOTAL COMMUNICATION SERVICES		1,706,992
CONSUMER DISCRETIONARY - 5.7%
Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc. (a)	1,933	301,451
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a)	2,950	160,244
McDonald's Corp.	913	242,310
Yum! Brands, Inc.	1,761	233,914
		636,468
Specialty Retail - 2.8%
Murphy U.S.A., Inc.	569	287,299
O'Reilly Automotive, Inc. (a)	236	265,816
TJX Companies, Inc.	2,913	329,227
		882,342
TOTAL CONSUMER DISCRETIONARY		1,820,261
CONSUMER STAPLES - 14.3%
Beverages - 3.4%
Coca-Cola Consolidated, Inc.	196	224,594
Constellation Brands, Inc. Class A (sub. vtg.)	423	103,703
Keurig Dr. Pepper, Inc.	6,591	225,939
Monster Beverage Corp. (a)	5,092	261,983
The Coca-Cola Co.	3,906	260,686
		1,076,905
Consumer Staples Distribution & Retail - 3.4%
Albertsons Companies, Inc.	11,399	226,042
BJ's Wholesale Club Holdings, Inc. (a)	3,081	271,005
Costco Wholesale Corp.	313	257,286
Walmart, Inc.	5,067	347,799
		1,102,132
Food Products - 3.9%
Bunge Global SA	2,201	231,611
Lancaster Colony Corp.	400	77,224
Mondelez International, Inc.	3,500	239,225
The J.M. Smucker Co.	1,900	224,105
The Simply Good Foods Co. (a)	6,808	230,927
Tyson Foods, Inc. Class A	4,009	244,148
		1,247,240
Household Products - 2.6%
Colgate-Palmolive Co.	2,993	296,876
Procter & Gamble Co.	1,743	280,205
Reynolds Consumer Products, Inc.	9,007	250,575
		827,656
Tobacco - 1.0%
Philip Morris International, Inc.	2,719	313,120
TOTAL CONSUMER STAPLES		4,567,053
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Cheniere Energy, Inc.	1,474	269,211
ConocoPhillips Co.	1,992	221,510
Diamondback Energy, Inc.	1,388	280,806
Exxon Mobil Corp.	2,629	311,773
International Seaways, Inc.	2,651	148,456
Phillips 66 Co.	1,767	257,063
		1,488,819
FINANCIALS - 15.4%
Capital Markets - 1.9%
Cboe Global Markets, Inc.	1,833	336,374
Intercontinental Exchange, Inc.	1,340	203,090
LPL Financial	300	66,456
		605,920
Financial Services - 2.6%
Fiserv, Inc. (a)	1,474	241,102
MasterCard, Inc. Class A	681	315,787
Visa, Inc. Class A	1,102	292,768
		849,657
Insurance - 10.9%
American Financial Group, Inc.	1,617	211,762
Arch Capital Group Ltd. (a)	2,676	256,307
Arthur J. Gallagher & Co.	1,171	331,967
Brown & Brown, Inc.	3,334	331,500
Chubb Ltd.	1,159	319,490
Everest Re Group Ltd.	613	240,829
Hanover Insurance Group, Inc.	1,785	245,420
Hartford Financial Services Group, Inc.	2,811	311,796
Marsh & McLennan Companies, Inc.	1,691	376,366
Reinsurance Group of America, Inc.	1,336	301,174
Selective Insurance Group, Inc.	2,555	230,768
The Travelers Companies, Inc.	1,495	323,578
		3,480,957
TOTAL FINANCIALS		4,936,534
HEALTH CARE - 18.0%
Biotechnology - 5.1%
AbbVie, Inc.	1,501	278,165
Exelixis, Inc. (a)	11,637	272,888
Gilead Sciences, Inc.	3,496	265,906
Incyte Corp. (a)	4,180	271,993
Regeneron Pharmaceuticals, Inc. (a)	353	380,954
Vertex Pharmaceuticals, Inc. (a)	300	148,716
		1,618,622
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	4,005	295,889
Hologic, Inc. (a)	1,858	151,631
Stryker Corp.	638	208,913
		656,433
Health Care Providers & Services - 6.0%
Cencora, Inc.	1,339	318,521
Chemed Corp.	407	232,055
Cigna Group	922	321,474
Elevance Health, Inc.	465	247,394
McKesson Corp.	413	254,829
Molina Healthcare, Inc. (a)	622	212,270
UnitedHealth Group, Inc.	554	319,193
		1,905,736
Life Sciences Tools & Services - 1.4%
Danaher Corp.	706	195,618
Thermo Fisher Scientific, Inc.	430	263,736
		459,354
Pharmaceuticals - 3.5%
AstraZeneca PLC (United Kingdom)	1,916	304,397
Eli Lilly & Co.	417	335,381
Merck & Co., Inc.	2,507	283,617
Roche Holding AG (participation certificate)	608	196,846
		1,120,241
TOTAL HEALTH CARE		5,760,386
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.5%
General Dynamics Corp.	851	254,202
General Electric Co.	1,264	215,133
Huntington Ingalls Industries, Inc.	300	83,994
Lockheed Martin Corp.	529	286,676
Northrop Grumman Corp.	576	278,968
		1,118,973
Commercial Services & Supplies - 1.0%
Waste Connections, Inc. (United States)	1,790	318,208
Construction & Engineering - 0.8%
EMCOR Group, Inc.	714	268,064
Ground Transportation - 1.8%
CSX Corp.	3,109	109,126
Landstar System, Inc.	1,460	277,765
Union Pacific Corp.	686	169,257
		556,148
Marine Transportation - 0.7%
Kirby Corp. (a)	1,874	230,277
Professional Services - 2.1%
CACI International, Inc. (a)	750	346,110
Leidos Holdings, Inc.	1,803	260,353
Science Applications International Corp.	510	63,444
		669,907
Trading Companies & Distributors - 0.3%
Fastenal Co.	1,500	106,125
TOTAL INDUSTRIALS		3,267,702
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.7%
Cisco Systems, Inc.	4,931	238,907
Motorola Solutions, Inc.	770	307,168
		546,075
Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp. Class A	3,782	243,031
CDW Corp.	964	210,258
Insight Enterprises, Inc. (a)	1,685	378,283
Keyence Corp.	542	233,656
		1,065,228
IT Services - 3.5%
Amdocs Ltd.	2,763	241,680
Cognizant Technology Solutions Corp. Class A	3,100	234,608
GoDaddy, Inc. (a)	1,600	232,720
IBM Corp.	882	169,467
VeriSign, Inc. (a)	1,252	234,137
		1,112,612
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	1,019	235,776
Software - 8.2%
CCC Intelligent Solutions Holdings, Inc. Class A (a)	20,320	208,483
CommVault Systems, Inc. (a)	2,555	390,535
Manhattan Associates, Inc. (a)	1,175	300,072
Microsoft Corp.	683	285,733
PTC, Inc. (a)	1,783	317,107
Roper Technologies, Inc.	605	329,574
Salesforce, Inc.	629	162,785
SAP SE sponsored ADR	1,126	238,262
ServiceNow, Inc. (a)	201	163,692
Workday, Inc. Class A (a)	1,053	239,157
		2,635,400
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	1,060	235,405
FUJIFILM Holdings Corp. ADR (b)	13,481	158,941
HP, Inc.	6,600	238,194
		632,540
TOTAL INFORMATION TECHNOLOGY		6,227,631
MATERIALS - 3.0%
Chemicals - 1.8%
Ecolab, Inc.	1,012	233,458
Linde PLC	780	353,730
		587,188
Containers & Packaging - 1.2%
Aptargroup, Inc.	1,720	252,806
Avery Dennison Corp.	586	127,062
		379,868
TOTAL MATERIALS		967,056
UTILITIES - 2.6%
Electric Utilities - 1.8%
Duke Energy Corp.	1,069	116,810
PPL Corp.	4,761	141,497
Southern Co.	3,895	325,310
		583,617
Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	3,243	258,694
TOTAL UTILITIES		842,311
TOTAL COMMON STOCKS (Cost $24,920,256)		31,584,745

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	108,860	108,882
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	385,136	385,175
TOTAL MONEY MARKET FUNDS (Cost $494,057)		494,057

Equity Funds - 0.7%
	Shares	Value ($)
Domestic Equity Funds - 0.7%
iShares MSCI USA Minimum Volatility ETF (Cost $223,486)	2,600	226,304

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $25,637,799)	32,305,106
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(300,940)
NET ASSETS - 100.0%	32,004,166

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,122,515	1,013,634	1,324	1	-	108,882	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	213,750	1,424,740	1,253,315	1,741	-	-	385,175	0.0%
Total	213,750	2,547,255	2,266,949	3,065	1	-	494,057

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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